Disclosure of information about key management personnel (Details) - USD ($)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Statements Line Items
Professional, other fees, and salaries	$ 235,297	$ 667,724	$ 840,641
Stock-based compensation	44,740	382,531	0
Key management compensation	$ 280,037	$ 1,050,255	$ 840,641